Inventories, Net	12 Months Ended
Sep. 30, 2024
Inventories, Net [Abstract]
INVENTORIES, NET
4.	INVENTORIES, NET

Inventories consisted of the following:

	As of September 30,
	2024	2023
Raw materials	$605,154	$741,988
Work in progress	1,463,866	2,030,108
Finished goods	1,366,573	2,089,383
Less: impairment	251,642	241,288
Inventories, net	$3,183,951	$4,620,191

Impairment provided for the inventories was $239,715, $18,320 and $102,092 for the years ended September 30, 2024, 2023 and 2022, respectively.

	As of September 30,
	2024	2023	2022
Balance at the beginning of the year	$241,288	$229,239	$372,405
Current period addition	239,715	18,320	102,092
Reduction	(238,953)	-	(222,465)
Foreign currency translation adjustment	9,592	(6,271)	(22,793)
Balance at the end of the year	$251,642	$241,288	$229,239